NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2025
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1.NATURE OF OPERATIONS AND BASIS OF PRESENTATION

(a)Corporate information

VinFast Auto Ltd. (“VinFast Auto”, “VinFast” or “the Company”) is a company incorporated in Singapore. The principal activities of the Company and its subsidiaries (hereinafter collectively referred to as the “Group”) are to manufacture cars, motor vehicles, render leasing activities and related businesses.

The Company’s head office is located at 61 Robinson Road #06-01 (Suite 608), 61 Robinson, Singapore 068893. Head office of VinFast Trading and Production JSC (“VinFast Vietnam”), a subsidiary of the Company, is located at Dinh Vu - Cat Hai Economic Zone, Cat Hai Island, Cat Hai town, Cat Hai district, Hai Phong city, Vietnam.

(b)VIE structure

V-Green Global Charging Stations Development Joint Stock Company (“V-Green”) operates in constructing charging stations and providing charging services for EV customers. In 2024, VinFast entered into agreements with V-Green that exposes VinFast to variable interests in V-Green:

i.	Lease Agreement: VinFast’s maximum exposure to loss as a result of our involvement with V-Green related to the lease income.
ii.	Fee Arrangements: In 2024, VinFast launched the free charging program. Payments for free charging made directly to V-Green expose VinFast to risks of loss, constituting variable interests held by the Group. The Group’s maximum exposure to the risk of loss as a result of this program is varied by the number of VinFast’s EV customers since January 1, 2025 who are entitled to receive a subsidy from VinFast and other factors in the future.

The Group lacks power through voting or similar rights to direct the activities of this entity that most significantly affect its economic performance. So the Group is not the primary beneficiary of V-Green and does not consolidate V-Green into its financial statements.

(c)Funding Risks and Going Concern

In accordance with the ASC 205-40, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited interim condensed consolidated financial statements are issued

The Company has incurred losses since inception, including a net loss after tax of VND38,035.4 billion for the six months ended June 30, 2025. In addition, as of that date, the Company and its subsidiaries accumulated losses amounted to VND305,780.0 billion. The Company and its subsidiaries’ current liabilities also exceeded its current assets by VND98,394.4 billion and cash flows from operating activities were negative with the amount of VND26,686.0 billion for the period ended 30 June 2025. The Company prepares business plans over the next 12 months, which include business expansion, new geographies for revenue growth and achieving gross margin improvements to minimize net cash outflows.

As an early-stage growth company, the Company’s ability to access capital is critical. As of June 30, 2025, the Company’s principal sources of liquidity are its consolidated balance of cash and cash equivalent with amount of VND13,772.6 billion and its access to capital, which includes:

(i)	Financial support from Vingroup JSC, its ultimate parent, which shall be legally valid for the period of 12 months from the issuance date of the unaudited interim condensed consolidated financial statements, which is subjected to Vingroup JSC’s financial capability, and additional debt financing, which is subjected to lenders’ approval.
(ii)	On October 20, 2023, the Company entered into a three-year Standby Equity Subscription Agreement (the “SESA”) with Yorkville. Under the terms of the SESA, the Company may, at its option, issue and sell from time to time up to $1 billion of ordinary shares to Yorkville, subject to certain limitations, such as the market price of the Company’s ordinary stock, the availability of sufficient authorized ordinary shares, and Yorkville’s financial capability to subscribe for such number of ordinary shares.

1.NATURE OF OPERATIONS AND BASIS OF PRESENTATION (continued)

(c)Funding Risks and Going Concern (continued)

(iii)	On November 12, 2024, the Company entered into the Grant Agreement with Mr. Pham, Vietnam Investment Group Joint Stock Company (“VIG”) and Asian Star Trading & Investment PTE.LTD. (“Asian Star”), in which, Mr. Pham, directly or indirectly through VIG, Asian Star or other companies majority-owned or controlled by Mr. Pham, shall use legitimate sources, including but not limited to proceeds from the sale of the Company’s shares, to give grants to the Company. The ability to access the grants is dependent on the market price of the Company’s ordinary stock and the availability of sufficient authorized ordinary shares.

The Company’s principal sources of liquidity and its access to capital cannot be assured due to uncertainties as discussed above, and, as a result, cannot be included as sources of liquidity for ASC 205-40 analysis.

If capital is not available to the Company when and in the amounts needed, the Company would be required to delay, scale back, or abandon some or all of its development programs and operations. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months from the date of issuance of these consolidated financial statements.

The Company and its subsidiaries’ unaudited interim condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These unaudited interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

(d)Basis of presentation

The management of VinFast Auto Ltd. has prepared the accompanying unaudited interim condensed consolidated financial statements of the Group.

These accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), including guidance with respect to interim financial information using accounting policies that are consistent with those used in the preparation of the Group’s audited consolidated financial statements for the year ended December 31, 2024. Accordingly, these unaudited interim condensed consolidated financial statements do not include all the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results, and cash flows of the Group for each of the periods presented. The consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements at that date but does not include all the disclosures required by U.S. GAAP for annual financial statements. The unaudited interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited interim condensed consolidated financial statements have read or have accessed to the audited consolidated financial statements for the preceding fiscal years. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the year ended December 31, 2024.